CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 6 – CASH AND CASH EQUIVALENTS

	12/31/2020	12/31/2019
Cash and Banks	124,139	183,917
Financial Investments (a)	162,468	151,390
Total	286,607	335,307

a) Financial investments are of immediate liquidity, substantially with CDI / SELIC remuneration. The balances considered as cash equivalents are short-term investments, of immediate liquidity, readily convertible into a known amount of cash, subject to an insignificant risk of change in value and maintained for the purpose of meeting short-term cash commitments and the Company's cash management. No public security is classified as cash and cash equivalents.

Accounting policy

Cash and cash equivalents include cash, bank deposits, other highly liquid short-term investments with original maturities of up to three months and with an insignificant risk of change in value.